Debt (Tables)	9 Months Ended
Sep. 30, 2021
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Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for the nine-month periods ended September 30, 2021 and 2020, and for the year ended December 31, 2020, which includes short and long-term debt:

	September 30, 2021		December 31, 2020 (i)		September 30, 2020 (i)
Changes in total debt:
At the beginning of the period	Ps.	2,258,727,317	Ps.	1,983,174,088	1,983,174,088
Loans obtained - financing institutions		1,058,854,764		1,292,197,518	940,509,304
Debt payments		(1,027,818,098)		(1,151,962,147)	(797,661,890)
Accrued interest (ii)(iii)		109,254,054		144,207,950	112,152,039
Interest paid		(123,430,793)		(130,989,150)	(115,990,121)
Foreign exchange		19,895,393		122,099,058	353,932,098

At the end of the period	Ps.	2,295,482,637	Ps.	2,258,727,317	2,476,115,518

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)	As of September 30, 2021, includes amortized cost of Ps. 90,761 consisting of Ps. 428,452 of expenses and discounts related to issuance of debt and Ps. (337,691) of fees to the issuance of debt.
(iii)	As of December 31, 2020, includes amortized cost of Ps. 1,555,266 consisting of Ps. 1,868,501 of expenses and discounts related to issuance of debt and Ps. (313,275) of fees to the issuance of debt.

Summary of Foreign Currency Translation
As of September 30, 2021 and December 31, 2020, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	September 30, 2021	December 31, 2020

	(in pesos)
U.S. dollar	20.3060	19.9487
Japanese yen	0.1821	0.1933
Pounds sterling	27.4780	27.2579
Euro	23.7174	24.4052
Swiss francs	21.8492	22.5720